VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 93.6%
Argentina : 4.1%
Banco de Galicia y Buenos
Aires SAU 144A
7.75%, 10/10/28 $ 500 $ 512,375
Generacion Mediterranea
SA / Central Termica Roca
SA 144A
11.00%, 11/01/31 550 518,375
MercadoLibre, Inc.
3.12%, 01/14/31 † 825 721,436
MSU Energy SA 144A
9.75%, 12/05/30 600 604,500
Pampa Energia SA 144A
7.88%, 12/16/34 500 501,000
7.95%, 09/10/31 625 640,443
9.12%, 04/15/29 425 441,758
Pan American Energy LLC
144A
8.50%, 04/30/32 600 640,299
9.12%, 04/30/27 425 443,127
Tecpetrol SA 144A
7.62%, 01/22/33 600 603,534
Telecom Argentina SA 144A
9.50%, 07/18/31 1,200 1,249,500
Transportadora de Gas del
Sur SA 144A
8.50%, 07/24/31 700 732,219
Vista Energy Argentina SAU
144A
7.62%, 12/10/35 900 884,025
YPF Energia Electrica SA
144A
7.88%, 10/16/32 600 585,420
YPF SA 144A
6.95%, 07/21/27 900 906,962
7.00%, 09/30/33 (s) 875 848,651
7.00%, 12/15/47 830 734,749
8.25%, 01/17/34 1,650 1,662,375
8.50%, 06/27/29 562 576,263
8.75%, 09/11/31 825 851,482
9.00%, 06/30/29 (s) 1,050 1,101,207
9.50%, 01/17/31 1,175 1,247,326
17,007,026
Austria : 0.2%
Iochpe-Maxion Austria
GmbH / Maxion Wheels de
Mexico S de RL de CV 144A
5.00%, 05/07/28 250 238,271
LD Celulose International
GmbH 144A
7.95%, 01/26/32 450 458,381
696,652
Azerbaijan : 1.0%
Southern Gas Corridor CJSC
144A
6.88%, 03/24/26 2,975 3,012,247
State Oil Co. of the
Azerbaijan Republic Reg S
Par
(000’s) Value
Azerbaijan (continued)
6.95%, 03/18/30 $ 1,075 $ 1,115,061
4,127,308
Bahrain : 0.9%
Bapco Energies BSCC 144A
7.50%, 10/25/27 1,400 1,440,309
8.38%, 11/07/28 650 690,351
BBK BSC Reg S
6.88%, 06/06/29 700 710,173
Mumtalakat Sukuk Holding
Co. Reg S
4.10%, 01/21/27 800 772,804
3,613,637
Bermuda : 0.2%
Digicel Group Holdings Ltd.
144A
0.00%, 12/31/30 ^ 332 24,902
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 975 943,795
968,697
Brazil : 5.9%
Adecoagro SA 144A
6.00% (Term SOFR USD 3
Month+1.85%), 09/21/27 600 594,386
Amaggi Luxembourg
International Sarl 144A
5.25% (Term SOFR USD 3
Month+1.85%), 01/28/28 500 481,178
B3 SA - Brasil Bolsa Balcao
144A
4.12%, 09/20/31 375 333,951
Banco Bradesco SA/Cayman
Islands 144A
6.50%, 01/22/30 550 559,785
Banco do Brasil SA 144A
6.00%, 03/18/31 † 500 495,846
Braskem America Finance
Co. 144A
7.12%, 07/22/41 375 313,447
Braskem Idesa SAPI 144A
7.45% (Term SOFR USD 3
Month+1.85%), 11/15/29 † 1,275 1,070,383
Braskem Netherlands
Finance BV 144A
4.50%, 01/10/28 † 875 816,347
4.50%, 01/31/30 † 1,025 877,184
5.88%, 01/31/50 500 349,655
Brazil Minas SPE via State of
Minas Gerais 144A
5.33%, 02/15/28 302 301,185
BRF SA 144A
4.88%, 01/24/30 425 399,339
5.75% (Term SOFR USD 3
Month+1.85%), 09/21/50 425 346,417
Centrais Eletricas Brasileiras
SA 144A
4.62%, 02/04/30 475 431,440
6.50%, 01/11/35 550 523,600

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Brazil (continued)
Cosan Luxembourg SA 144A
5.50%, 09/20/29 $ 425 $ 406,177
7.00%, 01/20/27 250 250,364
CSN Inova Ventures 144A
6.75%, 01/28/28 † 925 882,286
ERO Copper Corp. 144A
6.50%, 02/15/30 250 244,780
Globo Comunicacao e
Participacoes SA 144A
4.88%, 01/22/30 225 207,215
5.50%, 01/14/32 225 206,168
Klabin Austria GmbH 144A
3.20%, 01/12/31 325 277,722
5.75%, 04/03/29 525 520,642
7.00%, 04/03/49 478 480,917
MARB BondCo Plc 144A
3.95%, 01/29/31 825 703,578
MV24 Capital BV 144A
6.75%, 06/01/34 545 521,519
Natura &Co. Luxembourg
Holdings Sarl 144A
4.12%, 05/03/28 300 277,343
NBM US Holdings, Inc. 144A
6.62%, 08/06/29 300 298,954
Nexa Resources SA 144A
6.50%, 01/18/28 300 305,823
Petrobras Global Finance BV
5.09%, 01/15/30 100 97,643
5.60%, 01/03/31 575 564,624
5.62%, 05/20/43 200 170,376
5.75%, 02/01/29 † 275 275,953
6.00%, 01/27/28 † 675 684,733
6.75%, 01/27/41 450 434,452
6.85%, 06/05/15 850 765,214
6.88%, 01/20/40 455 448,653
6.90%, 03/19/49 375 355,178
7.25%, 03/17/44 550 552,124
7.38%, 01/17/27 375 388,253
8.75%, 05/23/26 178 185,466
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 499 456,966
4.95%, 01/17/28 350 338,659
Rio Oil Finance Trust Series
2018-1 144A
8.20%, 04/06/28 266 271,038
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 350 343,022
Samarco Mineracao SA 144A
9.00%, 06/30/31 2,792 2,701,738
Simpar Europe SA 144A
5.20%, 01/26/31 325 236,722
Tupy Overseas SA 144A
4.50%, 02/16/31 250 214,256
Ultrapar International SA
144A
5.25%, 10/06/26 300 299,334
5.25%, 06/06/29 200 194,256
Par
(000’s) Value
Brazil (continued)
Usiminas International Sarl
144A
7.50%, 01/27/32 $ 300 $ 298,184
XP, Inc. 144A
3.25%, 07/01/26 400 386,807
6.75%, 07/02/29 200 200,262
24,341,544
British Virgin Islands : 0.4%
Five Holdings Bvi Ltd. 144A
9.38%, 10/03/28 500 525,044
New Metro Global Ltd. Reg S
4.50%, 05/02/26 † 500 419,170
Studio City Co. Ltd. 144A
7.00%, 02/15/27 500 504,629
Wanda Properties Global Co.
Ltd. Reg S
11.00%, 02/13/26 350 302,908
1,751,751
Canada : 1.5%
First Quantum Minerals Ltd.
144A
8.62%, 06/01/31 † 1,900 1,951,461
9.38%, 03/01/29 2,350 2,486,486
Frontera Energy Corp. 144A
7.88%, 06/21/28 625 508,939
Gran Tierra Energy, Inc. 144A
9.50%, 10/15/29 1,100 1,037,635
5,984,521
Cayman Islands : 5.0%
Arabian Centres Sukuk II Ltd.
144A
5.62% (Term SOFR USD 3
Month+1.85%), 10/07/26 2,000 1,901,586
Arabian Centres Sukuk III
Ltd. Reg S
9.50%, 03/06/29 400 403,747
Arada Sukuk 2 Ltd. Reg S
8.00%, 06/24/29 400 412,997
Arada Sukuk Ltd. Reg S
8.12%, 06/08/27 1,200 1,241,656
Banco Bradesco SA 144A
4.38% (Term SOFR USD 3
Month+1.85%), 03/18/27 300 295,630
Banco BTG Pactual SA 144A
5.75%, 01/22/30 300 294,300
6.25% (Term SOFR USD 3
Month+1.85%), 04/08/29 350 354,324
Banco do Brasil SA 144A
3.25%, 09/30/26 500 487,285
4.88% (Term SOFR USD 3
Month+1.85%), 01/11/29 400 385,068
6.25% (Term SOFR USD 3
Month+1.85%), 04/18/30 475 476,580
Bapco Energies Sukuk Ltd.
144A
5.25%, 04/08/29 950 928,006
Bapco Energies Sukuk Ltd.
Reg S

Par
(000’s) Value
Cayman Islands (continued)
6.62%, 05/25/33 $ 1,150 $ 1,205,697
Binghatti Sukuk SPC Ltd.
Reg S
9.62%, 02/28/27 700 686,569
CT Trust 144A
5.12%, 02/03/32 1,125 1,012,162
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
7.75%, 02/07/26 700 710,119
8.00%, 02/25/29 800 829,646
EDO Sukuk Ltd. 144A
5.66%, 07/03/31 1,125 1,126,010
GFH Senior Sukuk Ltd. Reg S
7.50%, 11/06/29 800 794,080
Ittihad International Ltd.
144A
9.75%, 11/09/28 700 721,060
Kingston Airport Revenue
Finance Ltd. 144A
6.75%, 12/15/36 700 700,210
Kt21 T2 Co. Ltd. Reg S
6.12% (US Treasury
Yield Curve Rate T 5
Year+5.33%), 12/16/31 550 543,131
Liberty Costa Rica Senior
Secured Finance 144A
10.88%, 01/15/31 600 647,274
MAF Global Securities Ltd.
Reg S
7.88% (US Treasury
Yield Curve Rate T 5
Year+4.89%), 6/30/2027 (o) 800 823,830
Melco Resorts Finance Ltd.
144A
7.62%, 04/17/32 1,150 1,149,747
Oryx Funding Ltd. 144A
5.80%, 02/03/31 900 895,395
Otel Sukuk Ltd. 144A
5.38%, 01/24/31 700 696,798
Poinsettia Finance Ltd. Reg S
6.62%, 06/17/31 394 350,677
Rutas 2 & 7 Finance Ltd.
144A
0.00%, 09/30/36 ^ 680 485,639
20,559,223
Chile : 1.9%
AES Andes SA 144A
8.15% (US Treasury
Yield Curve Rate T 5
Year+3.83%), 06/10/55 825 847,066
Agrosuper SA 144A
4.60%, 01/20/32 † 725 659,161
CAP SA 144A
3.90%, 04/27/31 450 367,875
Falabella SA 144A
3.38%, 01/15/32 925 771,676
3.75%, 10/30/27 500 474,721
Latam Airlines Group SA
144A
Par
(000’s) Value
Chile (continued)
7.88%, 04/15/30 $ 2,000 $ 2,012,500
13.38%, 10/15/29 1,075 1,224,039
Telefonica Moviles Chile SA
144A
3.54%, 11/18/31 † 750 583,737
VTR Comunicaciones SpA
144A
4.38%, 04/15/29 500 436,450
VTR Finance NV 144A
6.38%, 07/15/28 † 650 607,259
7,984,484
China : 2.8%
Glory Health Industry Ltd.
Reg S
14.25%, 01/25/24 (d) * 200 12,078
Industrial & Commercial
Bank of China Ltd. Reg S
3.20% (US Treasury
Yield Curve Rate T 5
Year+2.37%), 9/24/2026 (o) 9,080 8,829,073
Longfor Group Holdings Ltd.
Reg S
3.95%, 09/16/29 600 446,437
4.50%, 01/16/28 800 656,486
MGM China Holdings Ltd.
144A
7.12%, 06/26/31 700 714,124
RKPF Overseas 2019 E Ltd.
Reg S
7.75% (US Treasury
Yield Curve Rate T 5
Year+6.00%), 5/18/2028 (o) 400 55,500
West China Cement Ltd.
Reg S
4.95%, 07/08/26 800 596,296
11,309,994
Colombia : 5.3%
Aris Mining Corp. 144A
8.00%, 10/31/29 † 675 678,689
Banco de Bogota SA 144A
6.25%, 05/12/26 1,625 1,632,660
Canacol Energy Ltd. 144A
5.75%, 11/24/28 700 409,109
Ecopetrol SA
4.62%, 11/02/31 1,195 999,295
5.88%, 05/28/45 1,850 1,305,996
5.88%, 11/02/51 † 725 494,782
6.88%, 04/29/30 1,925 1,900,519
7.38%, 09/18/43 † 808 693,447
7.75%, 02/01/32 1,650 1,622,342
8.38%, 01/19/36 1,725 1,672,900
8.62%, 01/19/29 1,125 1,193,909
8.88%, 01/13/33 2,150 2,217,338
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 1,500 1,357,503
4.38%, 02/15/31 † 875 761,432
Geopark Ltd. 144A
8.75%, 01/31/30 700 695,800

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colombia (continued)
Grupo Aval Ltd. 144A
4.38%, 02/04/30 $ 1,450 $ 1,303,103
Grupo de Inversiones
Suramericana SA 144A
5.50%, 04/29/26 250 248,551
Oleoducto Central SA 144A
4.00%, 07/14/27 600 572,395
Orazul Energy Peru SA 144A
5.62%, 04/28/27 550 536,817
Telecomunicaciones
Digitales SA 144A
4.50%, 01/30/30 850 772,371
Termocandelaria Power SA
144A
7.75%, 09/17/31 600 607,320
21,676,278
Costa Rica : 0.3%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 775 693,547
6.75%, 10/07/31 450 455,801
1,149,348
Cyprus : 0.3%
MHP Lux SA 144A
6.25%, 09/19/29 450 396,832
6.95%, 04/03/26 775 742,954
1,139,786
Czech Republic : 0.3%
Energo-Pro AS 144A
8.50%, 02/04/27 650 662,188
11.00%, 11/02/28 400 432,483
1,094,671
Dominican Republic : 0.3%
Aeropuertos Dominicanos
Siglo XXI SA 144A
7.00%, 06/30/34 750 758,119
Empresa Generadora de
Electricidad Haina SA 144A
5.62%, 11/08/28 500 466,912
1,225,031
Georgia : 0.4%
Georgia Global Utilities JSC
144A
8.88%, 07/25/29 400 404,011
Georgian Railway JSC 144A
4.00%, 06/17/28 775 679,162
Silknet JSC 144A
8.38%, 01/31/27 475 479,102
1,562,275
Guatemala : 0.4%
Central American Bottling
Corp. / CBC Bottling
Holdco SL / Beliv Holdco
SL 144A
5.25%, 04/27/29 1,600 1,527,641
Underline
Honduras : 0.1%
Inversiones Atlantida SA
144A
Par
(000’s) Value
Honduras (continued)
7.50%, 05/19/26 $ 475 $ 457,974
Underline
Hong Kong : 6.2%
CAS Capital No 1 Ltd. Reg S
4.00% (US Treasury
Yield Curve Rate T 5
Year+3.64%), 7/12/2026 (o) 1,250 1,205,738
CFAMC III Co. Ltd. Reg S
4.25%, 11/07/27 1,700 1,654,270
4.75%, 04/27/27 1,250 1,228,188
4.95%, 11/07/47 550 477,626
CFAMC IV Co. Ltd. Reg S
4.50%, 05/29/29 750 718,575
Champion Path Holdings
Ltd. Reg S
4.85%, 01/27/28 † 675 645,171
China CITIC Bank
International Ltd. Reg S
3.25% (US Treasury
Yield Curve Rate T 5
Year+2.53%), 7/29/2026 (o) 750 731,269
4.80% (US Treasury
Yield Curve Rate T 5
Year+2.10%), 4/22/2027 (o) 900 896,189
China Great Wall
International Holdings VI
Ltd. Reg S
7.15% (US Treasury
Yield Curve Rate T 3
Year+7.68%), 6/2/2027 (o) 400 416,951
China Oil & Gas Group Ltd.
Reg S
4.70%, 06/30/26 700 652,579
China Water Affairs Group
Ltd. Reg S
4.85%, 05/18/26 500 486,230
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26 750 722,695
5.05%, 01/27/27 1,100 1,037,900
Franshion Brilliant Ltd. Reg S
4.25%, 07/23/29 850 713,315
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.58%), 2/8/2026
(o) † 700 680,684
Melco Resorts Finance Ltd.
144A
5.25%, 04/26/26 725 720,559
5.38%, 12/04/29 1,700 1,574,646
5.62%, 07/17/27 825 806,815
5.75%, 07/21/28 1,325 1,268,952
Nanyang Commercial Bank
Ltd. Reg S
6.50% (US Treasury
Yield Curve Rate T 5
Year+3.51%), 4/28/2027 (o) 1,050 1,060,232
7.35% (US Treasury
Yield Curve Rate T 5
Year+3.16%), 9/7/2028 (o) 400 412,102

Par
(000’s) Value
Hong Kong (continued)
RKPF Overseas 2020 A Ltd.
Reg S
5.12%, 01/26/30 $ 640 $ 227,100
5.20%, 07/12/29 731 276,693
Seaspan Corp. 144A
5.50%, 08/01/29 1,150 1,061,635
Studio City Finance Ltd. 144A
5.00%, 01/15/29 1,689 1,540,486
6.50%, 01/15/28 675 659,066
Vanke Real Estate Hong
Kong Co. Ltd. Reg S
3.50%, 11/12/29 450 273,690
3.98%, 11/09/27 1,500 968,355
Westwood Group Holdings
Ltd. Reg S
2.80%, 01/20/26 950 920,208
Yanlord Land HK Co. Ltd.
Reg S
5.12%, 05/20/26 750 714,035
Yuexiu REIT MTN Co. Ltd.
Reg S
2.65%, 02/02/26 550 525,227
25,277,181
Hungary : 0.2%
OTP Bank Nyrt Reg S
8.75% (US Treasury
Yield Curve Rate T 5
Year+5.06%), 05/15/33 950 1,002,818
Underline
India : 4.3%
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy Pvt Ltd. 144A
6.70%, 03/12/42 598 518,131
Adani Renewable Energy RJ
Ltd. / Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62% (Term SOFR USD 3
Month+1.85%), 10/15/39 424 323,167
Continuum Green Energy
India Pvt / Co.-Issuers
144A
7.50%, 06/26/33 977 1,008,095
Delhi International Airport
Ltd. 144A
6.12%, 10/31/26 775 779,015
6.45%, 06/04/29 700 713,757
GMR Hyderabad
International Airport Ltd.
144A
4.25%, 10/27/27 550 526,336
HPCL-Mittal Energy Ltd.
Reg S
5.25%, 04/28/27 550 540,887
5.45%, 10/22/26 400 396,666
IIFL Finance Ltd. 144A
8.75%, 07/24/28 450 454,534
Par
(000’s) Value
India (continued)
IRB Infrastructure
Developers Ltd. 144A
7.11%, 03/11/32 $ 1,200 $ 1,215,704
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 785 707,440
JSW Infrastructure Ltd. 144A
4.95%, 01/21/29 600 579,433
JSW Steel Ltd. 144A
3.95%, 04/05/27 650 623,473
5.05%, 04/05/32 725 653,681
Manappuram Finance Ltd.
Reg S
7.38%, 05/12/28 600 602,339
Muthoot Finance Ltd. 144A
6.38%, 04/23/29 500 493,851
7.12%, 02/14/28 1,200 1,222,782
Periama Holdings LLC Reg S
5.95%, 04/19/26 1,175 1,174,413
Piramal Capital & Housing
Finance Ltd./India Reg S
7.80%, 01/29/28 600 595,986
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 850 794,195
SAEL/SPREPL/SSSPL/JGPEPL/
SKREPL/UBEPL 144A
7.80%, 07/31/31 499 503,286
Sammaan Capital Ltd. 144A
9.70%, 07/03/27 500 502,619
Shriram Finance Ltd. 144A
6.15%, 04/03/28 750 741,336
6.62%, 04/22/27 1,100 1,107,452
Vedanta Resources Finance
II Plc 144A
9.25%, 04/23/26 900 904,347
17,682,925
Indonesia : 1.1%
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) * 111 427
Cikarang Listrindo Tbk PT
144A
4.95%, 09/14/26 775 770,783
Indika Energy Tbk PT 144A
8.75%, 05/07/29 700 722,879
Japfa Comfeed Indonesia
Tbk PT Reg S
5.38%, 03/23/26 500 492,493
Medco Bell Pte Ltd. 144A
6.38%, 01/30/27 650 654,924
Nickel Industries Ltd. 144A
11.25%, 10/21/28 600 642,651
Pakuwon Jati Tbk PT Reg S
4.88%, 04/29/28 600 577,874
Sorik Marapi Geothermal
Power PT 144A

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Indonesia (continued)
7.75%, 08/05/31 $ 500 $ 491,583
4,353,614
Ireland : 0.3%
C&W Senior Finance Ltd.
144A
6.88%, 09/15/27 1,111 1,112,228
Underline
Israel : 2.7%
Energean Israel Finance Ltd.
144A Reg S
8.50%, 09/30/33 1,105 1,141,603
Leviathan Bond Ltd. 144A
Reg S
6.50%, 06/30/27 875 865,491
6.75%, 06/30/30 825 807,469
Teva Pharmaceutical Finance
Co. LLC
6.15%, 02/01/36 908 909,012
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 4,125 3,999,870
4.10%, 10/01/46 2,448 1,791,446
6.75%, 03/01/28 † 1,460 1,503,521
11,018,412
Luxembourg : 3.4%
3R Lux SARL 144A
9.75%, 02/05/31 † 325 339,853
Acu Petroleo Luxembourg
Sarl 144A
7.50%, 01/13/32 415 416,126
Aegea Finance Sarl 144A
6.75% (Term SOFR USD 3
Month+1.85%), 05/20/29 250 244,244
9.00% (Term SOFR USD 3
Month+1.85%), 01/20/31 625 650,733
Ambipar Lux Sarl 144A
9.88%, 02/06/31 500 502,884
Cosan Luxembourg SA 144A
7.25%, 06/27/31 500 504,311
7.50%, 06/27/30 325 332,834
CSN Resources SA 144A
4.62%, 06/10/31 625 489,250
5.88%, 04/08/32 350 288,741
8.88%, 12/05/30 400 395,326
Energean Israel Finance Ltd.
144A Reg S
4.88%, 03/30/26 945 938,999
5.38%, 03/30/28 925 886,155
5.88%, 03/30/31 925 852,194
FORESEA Holding SA 144A
7.50%, 06/15/30 200 193,545
FS Luxembourg Sarl 144A
8.88%, 02/12/31 350 356,924
Hidrovias International
Finance SARL 144A
4.95%, 02/08/31 250 215,152
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 1,151 974,267
Par
(000’s) Value
Luxembourg (continued)
Mexico Remittances
Funding Fiduciary Estate
Management Sarl 144A
12.50%, 10/15/31 $ 550 $ 535,700
Minerva Luxembourg SA
144A
4.38%, 03/18/31 † 875 758,055
8.88%, 09/13/33 650 685,063
Movida Europe SA 144A
7.85%, 04/11/29 350 300,920
NewCo Holding USD 20 Sarl
144A
9.38%, 11/07/29 450 459,349
Oceanica Lux 144A
13.00%, 10/02/29 275 265,719
OHI Group SA 144A
13.00%, 07/22/29 600 618,600
Petrorio Luxembourg
Holding Sarl 144A
6.12%, 06/09/26 400 399,822
Poinsettia Finance Ltd. 144A
6.62%, 06/17/31 276 245,474
Puma International
Financing SA 144A
7.75%, 04/25/29 775 787,610
Rumo Luxembourg Sarl
144A
4.20%, 01/18/32 325 278,449
13,916,299
Macao : 0.3%
MGM China Holdings Ltd.
144A
4.75%, 02/01/27 1,100 1,079,866
Underline
Mauritius : 2.1%
Axian Telecom 144A
7.38% (Term SOFR USD 3
Month+1.85%), 02/16/27 625 621,916
Azure Power Energy Ltd.
144A
3.58%, 08/19/26 475 442,213
CA Magnum Holdings 144A
5.38%, 10/31/26 1,525 1,500,600
Clean Renewable Power
Mauritius Pte Ltd. 144A
4.25%, 03/25/27 461 443,808
Diamond II Ltd. 144A
7.95%, 07/28/26 775 788,328
Greenko Power II Ltd. 144A
4.30%, 12/13/28 1,315 1,237,782
India Clean Energy Holdings
144A
4.50%, 04/18/27 550 524,563
India Green Power Holdings
144A
4.00%, 02/22/27 607 581,771
Liquid Telecommunications
Financing Plc 144A
5.50%, 09/04/26 † 875 761,289

Par
(000’s) Value
Mauritius (continued)
Network i2i Ltd. 144A
3.98% (US Treasury
Yield Curve Rate T 5
Year+3.39%), 3/3/2026 (o) $ 675 $ 661,471
UPL Corp. Ltd. Reg S
4.50%, 03/08/28 400 370,714
4.62%, 06/16/30 800 700,872
8,635,327
Mexico : 5.4%
Alsea SAB de CV 144A
7.75% (Term SOFR USD 3
Month+1.85%), 12/14/26 775 783,220
Banco Nacional de Comercio
Exterior SNC 144A
2.72% (US Treasury
Yield Curve Rate T 5
Year+2.00%), 08/11/31 775 727,339
Braskem Idesa SAPI 144A
6.99% (Term SOFR USD 3
Month+1.85%), 02/20/32 † 1,750 1,377,925
Cemex SAB de CV 144A
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.53%), 6/8/2026 (o) 1,475 1,463,427
9.12% (US Treasury
Yield Curve Rate T 5
Year+5.16%), 3/14/2028 (o) 1,500 1,552,489
CIBanco SA Institution de
Banca Multiple Trust 144A
4.38%, 07/22/31 650 533,052
Electricidad Firme de Mexico
Holdings SA de CV 144A
4.90%, 11/20/26 550 554,476
Grupo Aeromexico SAB de
CV 144A
8.25%, 11/15/29 750 750,937
8.62%, 11/15/31 † 900 901,125
Grupo KUO SAB De CV 144A
5.75%, 07/07/27 625 615,941
Metalsa Sapi De Cv 144A
3.75%, 05/04/31 450 360,156
Nemak SAB de CV 144A
3.62%, 06/28/31 † 775 596,044
Petroleos Mexicanos
5.35%, 02/12/28 550 505,012
5.50%, 06/27/44 200 123,872
5.62%, 01/23/46 200 124,045
5.95%, 01/28/31 † 1,050 879,862
6.35%, 02/12/48 425 280,925
6.38%, 01/23/45 350 233,809
6.49%, 01/23/27 400 387,084
6.50%, 03/13/27 1,050 1,013,624
6.50%, 01/23/29 † 300 278,488
6.50%, 06/02/41 425 298,167
6.62%, 06/15/35 750 592,982
6.62%, 06/15/38 150 110,699
6.70%, 02/16/32 1,850 1,609,454
6.75%, 09/21/47 1,475 1,017,297
6.84%, 01/23/30 600 543,538
Par
(000’s) Value
Mexico (continued)
6.88%, 08/04/26 $ 650 $ 639,371
6.95%, 01/28/60 1,000 685,062
7.69%, 01/23/50 2,225 1,666,182
8.75%, 06/02/29 500 495,683
10.00%, 02/07/33 † 575 591,691
22,292,978
Mongolia : 0.2%
Golomt Bank 144A
11.00%, 05/20/27 625 655,541
Underline
Morocco : 1.4%
OCP SA 144A
3.75%, 06/23/31 1,125 980,899
5.12%, 06/23/51 1,100 836,437
6.75%, 05/02/34 1,825 1,861,486
6.88%, 04/25/44 900 873,384
7.50%, 05/02/54 1,150 1,167,296
5,719,502
Netherlands : 2.2%
Braskem Netherlands
Finance BV 144A
7.25%, 02/13/33 675 633,078
8.00%, 10/15/34 600 579,478
8.50%, 01/12/31 550 559,751
Greenko Dutch BV 144A
3.85%, 03/29/26 1,029 1,003,403
Greenko Dutch BV Reg S
3.85%, 03/29/26 269 261,757
Petrobras Global Finance BV
5.50%, 06/10/51 371 286,073
6.00%, 01/13/35 † 625 586,152
6.50%, 07/03/33 † 607 610,323
Teva Pharmaceutical Finance
Netherlands III BV
4.75%, 05/09/27 1,225 1,206,910
5.12%, 05/09/29 † 1,180 1,155,381
7.88%, 09/15/29 725 784,892
8.12%, 09/15/31 600 672,561
Yinson Boronia Production
BV 144A
8.95%, 07/31/42 719 750,170
9,089,929
Nigeria : 0.8%
Access Bank Plc 144A
6.12% (Term SOFR USD 3
Month+1.85%), 09/21/26 700 688,240
EBN Finance Co. BV 144A
7.12%, 02/16/26 450 444,909
Fidelity Bank Plc 144A
7.62%, 10/28/26 600 595,665
SEPLAT Energy Plc 144A
7.75%, 04/01/26 1,000 998,845
United Bank for Africa Plc
144A
6.75%, 11/19/26 475 470,230
3,197,889
Oman : 1.9%
Bank Muscat SAOG Reg S
4.75%, 03/17/26 700 692,733

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Oman (continued)
EDO Sukuk Ltd. 144A
5.88%, 09/21/33 $ 1,500 $ 1,520,054
Mazoon Assets Co. SAOC
144A
5.20%, 11/08/27 700 693,279
5.25%, 10/09/31 1,000 973,938
5.50%, 02/14/29 875 873,398
OmGrid Funding Ltd. 144A
5.20%, 05/16/27 700 692,568
OQ SAOC 144A
5.12%, 05/06/28 1,150 1,134,005
Oztel Holdings SPC Ltd. 144A
6.62%, 04/24/28 1,000 1,031,373
7,611,348
Pakistan : 0.1%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 650 516,734
Underline
Panama : 1.0%
AES Panama Generation
Holdings SRL 144A
4.38%, 05/31/30 1,944 1,701,173
Banco General SA 144A
5.25% (US Treasury
Yield Curve Rate T 10
Year+3.67%), 5/7/2031 (o) 575 516,278
Banistmo SA 144A
4.25%, 07/31/27 550 529,708
Empresa de Transmision
Electrica SA 144A
5.12%, 05/02/49 700 504,147
Global Bank Corp. 144A
5.25% (ICE LIBOR USD 3
Month+3.30%), 04/16/29 500 469,795
Multibank, Inc. 144A
7.75%, 02/03/28 450 466,072
4,187,173
Paraguay : 0.1%
Frigorifico Concepcion SA
144A
7.70%, 07/21/28 425 330,942
Underline
Peru : 2.4%
Banco BBVA Peru SA 144A
6.20% (US Treasury
Yield Curve Rate T 5
Year+2.00%), 06/07/34 450 459,120
Banco de Credito del Peru
SA 144A
3.25% (US Treasury
Yield Curve Rate T 5
Year+2.45%), 09/30/31 725 690,766
5.80% (US Treasury
Yield Curve Rate T 5
Year+2.24%), 03/10/35 925 909,275
Banco Internacional del Peru
SAA Interbank 144A
Par
(000’s) Value
Peru (continued)
7.62% (US Treasury
Yield Curve Rate T 1
Year+3.65%), 01/16/34 $ 425 $ 452,376
Camposol SA 144A
6.00%, 02/03/27 475 459,061
Cia de Minas Buenaventura
SAA 144A
5.50%, 07/23/26 850 843,187
InRetail Shopping Malls 144A
5.75%, 04/03/28 525 521,991
Intercorp Financial Services,
Inc. 144A
4.12%, 10/19/27 450 430,334
Minsur SA 144A
4.50%, 10/28/31 700 633,426
Peru LNG Srl 144A
5.38%, 03/22/30 1,238 1,150,939
Petroleos del Peru SA 144A
4.75%, 06/19/32 1,475 1,126,838
5.62%, 06/19/47 3,000 1,912,750
San Miguel Industrias PET
SA / NG PET R&P Latin
America SA 144A
3.75%, 08/02/28 525 479,525
10,069,588
Poland : 0.3%
Canpack SA / Canpack US
LLC 144A
3.88%, 11/15/29 1,200 1,085,135
Underline
Saudi Arabia : 0.1%
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
6.88%, 02/26/27 600 603,502
Underline
Serbia : 0.3%
Telecommunications
co Telekom Srbija AD
Belgrade 144A
7.00%, 10/28/29 1,350 1,346,152
Underline
Singapore : 0.7%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 625 654,159
GLP Pte Ltd. Reg S
4.50% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 5/17/2026 (o) 1,300 718,664
4.60% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 6/29/2027 (o) 400 213,466
Medco Maple Tree Pte Ltd.
144A
8.96%, 04/27/29 725 769,767
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 596 602,847
2,958,903

Par
(000’s) Value
South Africa : 1.5%
Eskom Holdings SOC Ltd.
144A
6.35%, 08/10/28 $ 1,500 $ 1,488,570
8.45%, 08/10/28 725 756,969
Eskom Holdings SOC Ltd.
Reg S
4.31%, 07/23/27 750 715,515
MTN Mauritius Investments
Ltd. 144A
6.50%, 10/13/26 700 707,534
Sasol Financing USA LLC
6.50%, 09/27/28 † 1,100 1,061,160
Transnet SOC Ltd. 144A
8.25%, 02/06/28 1,450 1,479,893
6,209,641
Spain : 0.6%
AES Espana BV 144A
5.70%, 05/04/28 400 381,170
AI Candelaria Spain SA 144A
5.75% (Term SOFR USD 3
Month+1.85%), 06/15/33 875 732,603
Colombia
Telecomunicaciones SA
ESP 144A
4.95%, 07/17/30 725 623,806
International Airport Finance
SA 144A
12.00%, 03/15/33 565 606,052
2,343,631
Tanzania : 0.1%
AngloGold Ashanti Holdings
Plc
6.50%, 04/15/40 425 422,772
Underline
Thailand : 0.8%
Bangkok Bank PCL 144A
3.73% (US Treasury
Yield Curve Rate T 5
Year+1.90%), 09/25/34 1,800 1,643,072
Kasikornbank PCL Reg S
3.34% (US Treasury
Yield Curve Rate T 5
Year+1.70%), 10/02/31 1,200 1,153,653
Muangthai Capital PCL Reg S
6.88%, 09/30/28 600 605,744
3,402,469
Togo : 0.2%
Ecobank Transnational, Inc.
144A
10.12%, 10/15/29 600 633,838
Underline
Trinidad and Tobago : 0.6%
Heritage Petroleum Co. Ltd.
144A
9.00%, 08/12/29 775 807,240
National Gas Co. of Trinidad
& Tobago Ltd. 144A
6.05%, 01/15/36 525 473,348
Par
(000’s) Value
Trinidad and Tobago (continued)
Telecommunications
Services of Trinidad &
Tobago Ltd. 144A
8.88%, 10/18/29 $ 475 $ 483,528
Trinidad Generation
Unlimited 144A
5.25%, 11/04/27 850 829,511
2,593,627
Turkey : 8.3%
Akbank TAS 144A
6.80% (Term SOFR USD 3
Month+1.85%), 02/06/26 625 633,241
6.80% (US Treasury
Yield Curve Rate T 5
Year+6.01%), 06/22/31 650 649,129
7.50%, 01/20/30 600 612,629
Anadolu Efes Biracilik Ve
Malt Sanayii AS 144A
3.38% (Term SOFR USD 3
Month+1.85%), 06/29/28 600 523,915
Arcelik AS Reg S
8.50%, 09/25/28 500 517,316
Aydem Yenilenebilir Enerji
AS 144A
7.75% (Term SOFR USD 3
Month+1.85%), 02/02/27 900 900,293
Eregli Demir ve Celik
Fabrikalari TAS 144A
8.38%, 07/23/29 1,200 1,232,832
Ford Otomotiv Sanayi AS
144A
7.12%, 04/25/29 600 596,765
GDZ Elektrik Dagitim AS
144A
9.00%, 10/15/29 500 492,137
ICA ICTAS Altyapi Yavuz
Sultan Selim Koprusu
Ve Kuzey Cevre Otoyolu
Yatirim Ve I Reg S
7.54%, 10/31/27 500 503,723
Limak Cimento Sanayi ve
Ticaret AS 144A
9.75%, 07/25/29 825 827,304
Limak Iskenderun
Uluslararasi Liman
Isletmeciligi AS 144A
9.50%, 07/10/36 491 483,977
Mersin Uluslararasi Liman
Isletmeciligi AS 144A
8.25%, 11/15/28 800 829,456
Pegasus Hava Tasimaciligi
AS 144A
8.00%, 09/11/31 600 601,552
QNB Bank AS Reg S
10.75% (US Treasury
Yield Curve Rate T 5
Year+6.24%), 11/15/33 900 992,825
Ronesans Holding AS 144A
8.50%, 10/10/29 400 394,158

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Turkey (continued)
TAV Havalimanlari Holding
AS 144A
8.50%, 12/07/28 $ 475 $ 492,623
TC Ziraat Bankasi AS 144A
5.38%, 03/02/26 600 598,752
8.00%, 01/16/29 700 723,653
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.33%), 08/02/34 600 623,445
9.50%, 08/01/26 650 685,877
Turk Ekonomi Bankasi AS
Reg S
9.38% (US Treasury
Yield Curve Rate T 5
Year+5.41%), 01/17/34 500 527,062
Turk Telekomunikasyon AS
144A
7.38%, 05/20/29 700 713,049
Turkcell Iletisim Hizmetleri
AS 144A
5.80%, 04/11/28 675 658,389
7.45%, 01/24/30 600 606,132
7.65%, 01/24/32 600 605,836
Turkiye Garanti Bankasi AS
144A
8.12% (US Treasury
Yield Curve Rate T 5
Year+3.84%), 01/03/35 900 913,350
8.38% (US Treasury
Yield Curve Rate T 5
Year+4.09%), 02/28/34 650 666,710
Turkiye Ihracat Kredi Bankasi
AS 144A
5.75%, 07/06/26 950 948,363
7.50%, 02/06/28 650 662,765
9.00%, 01/28/27 725 761,120
9.38%, 01/31/26 550 570,970
Turkiye Is Bankasi AS 144A
7.75%, 06/12/29 600 617,087
Turkiye Sinai Kalkinma
Bankasi AS 144A
7.12%, 10/17/29 450 451,087
9.38%, 10/19/28 400 433,688
Turkiye Sise ve Cam
Fabrikalari AS 144A
6.95%, 03/14/26 400 404,754
Turkiye Vakiflar Bankasi TAO
144A
5.50%, 10/01/26 675 672,188
6.88%, 01/07/30 † 650 642,644
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.67%), 10/05/34 850 885,376
9.00%, 10/12/28 900 960,589
Turkiye Varlik Fonu Yonetimi
AS Reg S
8.25%, 02/14/29 750 780,268
TVF Varlik Kiralama AS Reg S
6.95%, 01/23/30 † 900 904,567
Par
(000’s) Value
Turkey (continued)
Ulker Biskuvi Sanayi AS 144A
7.88%, 07/08/31 $ 700 $ 708,425
Vestel Elektronik Sanayi ve
Ticaret AS 144A
9.75%, 05/15/29 600 597,675
Yapi ve Kredi Bankasi AS
144A
7.12%, 10/10/29 600 602,481
9.25%, 10/16/28 1,000 1,078,102
9.25% (US Treasury
Yield Curve Rate T 5
Year+5.28%), 01/17/34 875 920,106
Ziraat Katilim Varlik Kiralama
AS Reg S
9.38%, 11/12/26 700 743,260
Zorlu Enerji Elektrik Uretim
AS 144A
11.00%, 04/23/30 1,250 1,281,443
34,233,088
Ukraine : 0.7%
Kernel Holding SA 144A
6.75%, 10/27/27 400 371,034
Metinvest BV 144A
7.65%, 10/01/27 500 372,162
7.75%, 10/17/29 700 501,019
NAK Naftogaz Ukraine via
Kondor Finance Plc 144A
7.62%, 11/08/28 846 681,989
Ukraine Railways Via Rail
Capital Markets Plc Reg S
8.25%, 07/09/26 1,064 881,443
2,807,647
United Arab Emirates : 0.8%
Alpha Star Holding VII Ltd.
Reg S
7.75%, 04/27/26 700 710,774
Alpha Star Holding VIII Ltd.
Reg S
8.38%, 04/12/27 800 825,593
MAF Global Securities Ltd.
Reg S
6.38% (US Treasury
Yield Curve Rate T 5
Year+3.54%), 12/20/2025
(o) 550 549,389
Shelf Drilling Holdings Ltd.
144A
9.62%, 04/15/29 1,550 1,386,972
3,472,728
United Kingdom : 5.2%
Allwyn Entertainment
Financing UK Plc 144A
7.88% (Term SOFR USD 3
Month+1.85%), 04/30/29 1,050 1,095,154
Avianca Midco 2 Plc 144A
9.00% (Term SOFR USD 3
Month+1.85%), 12/01/28 725 720,159
9.00%, 12/01/28 1,800 1,787,982

Par
(000’s) Value
United Kingdom (continued)
Azule Energy Finance Plc
144A
8.12%, 01/23/30 $ 1,750 $ 1,776,250
Bidvest Group UK Plc 144A
3.62%, 09/23/26 725 701,492
Biocon Biologics Global Plc
144A
6.67%, 10/09/29 1,200 1,170,921
Endeavour Mining Plc 144A
5.00%, 10/14/26 750 735,920
IHS Holding Ltd. 144A
6.25%, 11/29/28 750 711,425
7.88%, 05/29/30 800 789,319
8.25%, 11/29/31 † 900 886,088
Panama Infrastructure
Receivable Purchaser Plc
144A
0.00%, 04/05/32 ^ 2,150 1,434,687
Sisecam UK Plc 144A
8.25%, 05/02/29 850 860,173
8.62%, 05/02/32 1,100 1,110,131
Trident Energy Finance Plc
144A
12.50%, 11/30/29 400 422,873
Tullow Oil Plc 144A
10.25%, 05/15/26 1,960 1,781,013
Ukraine Railways Via Rail
Capital Markets Plc Reg S
7.88%, 07/15/28 469 356,857
Vedanta Resources Finance
II Plc 144A
10.25%, 06/03/28 350 358,873
10.88%, 09/17/29 1,750 1,822,725
11.25%, 12/03/31 800 851,307
WE Soda Investments
Holding Plc 144A
9.38%, 02/14/31 600 616,943
9.50%, 10/06/28 1,300 1,341,755
21,332,047
United States : 4.2%
Azul Secured Finance LLP
144A
10.88%, 08/28/30 357 235,691
11.93%, 08/28/28 694 651,084
Energuate Trust 144A
5.88%, 05/03/27 500 491,628
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA 144A
5.38%, 12/30/30 1,075 932,594
Kosmos Energy Ltd. 144A
7.50%, 03/01/28 † 625 594,155
7.75%, 05/01/27 500 484,808
8.75%, 10/01/31 † 750 718,298
MGM China Holdings Ltd.
144A
5.88%, 05/15/26 1,100 1,100,842
Mong Duong Finance
Holdings BV 144A
Par
(000’s) Value
United States (continued)
5.12%, 05/07/29 $ 801 $ 769,665
Playtika Holding Corp. 144A
4.25%, 03/15/29 875 807,861
Sasol Financing USA LLC
4.38%, 09/18/26 1,000 961,489
5.50%, 03/18/31 1,250 1,054,252
Sasol Financing USA LLC
144A
8.75%, 05/03/29 † 1,475 1,499,422
SierraCol Energy Andina LLC
144A
6.00%, 06/15/28 858 796,050
Stillwater Mining Co. 144A
4.00%, 11/16/26 1,000 949,855
4.50%, 11/16/29 750 634,350
Wynn Macau Ltd. 144A
5.12%, 12/15/29 1,500 1,398,097
5.50%, 10/01/27 1,150 1,126,324
5.62%, 08/26/28 2,025 1,955,554
17,162,019
Uruguay : 0.1%
Arcos Dorados BV 144A
6.12% (Term SOFR USD 3
Month+1.85%), 05/27/29 525 527,724
Underline
Uzbekistan : 1.1%
Jscb Agrobank 144A
9.25%, 10/02/29 600 617,050
National Bank of Uzbekistan
Reg S
8.50%, 07/05/29 500 512,482
Navoi Mining & Metallurgical
Combinat 144A
6.70%, 10/17/28 750 753,423
6.95%, 10/17/31 750 746,054
Uzauto Motors AJ 144A
4.85%, 05/04/26 400 386,345
Uzbek Industrial and
Construction Bank ATB
144A
8.95%, 07/24/29 600 614,246
Uzbekneftegaz JSC 144A
4.75%, 11/16/28 1,050 930,750
4,560,350
Zambia : 0.6%
First Quantum Minerals Ltd.
144A
6.88%, 10/15/27 2,275 2,273,719
Underline
Total Corporate Bonds
(Cost: $396,559,996) 383,897,127
GOVERNMENT OBLIGATIONS : 2.9%
Argentina : 2.6%
Ciudad Autonoma De
Buenos Aires 144A
7.50%, 06/01/27 1,325 1,333,208
Provincia de Buenos Aires
144A

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Argentina (continued)
6.62%, 09/01/37 (s) $ 9,080 $ 6,435,482
Provincia de Cordoba 144A
6.88%, 02/01/29 (s) 682 635,897
6.99%, 06/01/27 (s) 732 695,737
Provincia de Mendoza 144A
5.75%, 03/19/29 (s) 588 550,211
Provincia de Neuquen 144A
6.88%, 04/27/30 (s) 444 426,462
Provincia del Chubut 144A
7.75%, 07/26/30 (s) 522 512,751
10,589,748
Turkey : 0.3%
Istanbul Metropolitan
Municipality 144A
10.50%, 12/06/28 950 1,028,529
10.75%, 04/12/27 375 401,066
1,429,595
Total Government Obligations
(Cost: $8,910,427) 12,019,343
Total Investments Before Collateral for
Securities Loaned: 96.5%
(Cost: $405,470,423) 395,916,470
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.3%
Money Market Fund: 4.3%
(Cost: $17,652,181)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 17,652,181 17,652,181
Total Investments: 100.8%
(Cost: $423,122,604) 413,568,651
Liabilities in excess of other assets: (0.8)% (3,147,107)
NET ASSETS: 100.0% $ 410,421,544
Definitions:
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $18,330,506.
(s) The rate shown reflects the rate in effect at January 31, 2025. Coupon adjusts periodically based upon a predetermined schedule
^ Zero Coupon Bond
(o) Perpetual Maturity — the date shown is the next call date
* Non-income producing
(d) Security in default
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $288,783,203, or 70.4% of net assets.